Long-Term Debt, net - Accounting for the 2021 Refinancing (Details) $ in Millions		6 Months Ended
	Apr. 12, 2021 USD ($)	Jun. 30, 2021 USD ($) installment
Line of Credit Facility [Line Items]
Credit facility		$ 815.0
Total gain on debt extinguishment		111.6
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Legal and other fees		2.3
Loan arrangement fees deferred		15.6
Citibank/Natwest | Other current liabilities
Line of Credit Facility [Line Items]
Accrued additional fees		6.0
Citibank/Natwest | Other long-term liabilities
Line of Credit Facility [Line Items]
Accrued additional fees		6.0
RBS
Line of Credit Facility [Line Items]
Total gain on debt extinguishment	$ 35.6
Deferred gain on debt extinguishment	33.3
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Line of Credit Facility [Line Items]
Accumulated accrued interest	75.3
Credit facility		382.5
Total gain on debt extinguishment	$ 75.3
2018 Credit Facilities | RBS
Line of Credit Facility [Line Items]
Additional fees amount		$ 12.0
Number of quarterly instalments | installment		8
RBS
Line of Credit Facility [Line Items]
Credit facility		$ 475.5